Intangible assets	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Intangible assets [Text Block]
6.	Intangible assets

Total
$

Cost
Balance, December 31, 2017 and 2018	16,458

Accumulated amortization
Balance, December 31, 2016	4,608
Amortization	3,860
Balance, December 31, 2017	8,468
Amortization	2,338
Balance, December 31, 2018	10,806

Net carrying amounts
December 31, 2017	7,990
December 31, 2018	5,652

During the year ended December 31, 2018, the Company extended its estimate of the life of its small molecule platform intangible asset. This change in estimate resulted in a reduction to the amortization charge of $1,522 for the year ended December 31, 2018.

The Company’s intangible asset relating to SIRPαFc technology is fully amortized.